Deferred tax (Tables)	6 Months Ended
Jun. 30, 2018
Deferred tax
Schedule of deferred tax assets and liabilities

	2018 £m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
		income	income and	currency
	At 1 Jan	statement	equity	movements	At 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	14	(1)	55	(1)	67
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	2,498	(343)	(12)	44	2,187
Capital allowances	14	1	—	1	16
Unused tax losses	100	63	1	—	164
Total	2,627	(280)	44	44	2,435

Deferred tax liabilities
Unrealised losses or gains on investments	(1,748)	126	186	32	(1,404)
Balances relating to investment and insurance contracts	(872)	(49)	—	(4)	(925)
Short-term temporary differences	(2,041)	27	(11)	(36)	(2,061)
Capital allowances	(54)	—	—	1	(53)
Total	(4,715)	104	175	(7)	(4,443)

Schedule of tax benefits not recognised

	2018		2017
	30 Jun		31 Dec
	Tax benefit £m	Losses £bn	Tax benefit £m	Losses £bn
Capital losses	70	0.4	79	0.4
Trading losses	42	0.2	74	0.3